PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 126,301	$ 149,901	$ 480,301	$ 425,788	$ 616,523	$ 304,456
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense						$ 112,507
Assets write-down			$ 22,962		$ 22,962